ULTIMUS
                                Your Fund Matters





February 2, 2004


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Amstar Investment Trust
         File No. 333-81561


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Amstar Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary







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